Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Summary of Earnings per Share

(EUR thousand)	For the financial year ended March 31
Earnings per share	2024	2023	2022
Profit / (loss) attributable to the owners of the parent	13,975	(25,621)	(97,177)
Profit / (loss) attributable to the owners of the parent attributable to ordinary shares	11,613	(21,635)	(88,460)
Profit / (loss) attributable to the owners of the parent attributable to preference shares	2,362	(3,986)	(8,717)
Weighted average number of basic ordinary shares outstanding (thousand)	193,345	187,326	179,455
Weighted average number of basic preference shares outstanding (thousand)	39,323	34,509	17,684
Basic profit / (loss) per ordinary share	0.06	(0.12)	(0.49)

Profit / (loss) from continuing operations attributable to the owners of the parent	13,975	(25,621)	(97,177)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to ordinary shares	11,628	(21,635)	(88,460)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to preference shares	2,347	(3,986)	(8,717)
Weighted average number of diluted ordinary shares outstanding (thousand)	194,817	187,326	179,455
Weighted average number of diluted preference shares outstanding (thousand)	39,323	34,509	17,684
Diluted profit / (loss) per ordinary share	0.06	(0.12)	(0.49)